CECL (Details 12) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	SFr 0		SFr 0
Origination in current year-1	9		7
Origination in current year-2	0		0
Origination in current year-3	0		0
Origination in current year-4	0		47
Origination 5 years or more	29		0
Total term positions	38		54
Revolving positions	1,417		1,711
Other financial assets held at amortized cost, total	1,455		1,765
Other financial assets, Gross write-offs	(4,031)	SFr (4)
Origination In Current Year
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Origination In Current Year -1
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Origination In Current Year -2
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Origination In Current Year -3
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Origination In Current Year -4
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Origination In Current Year -5 or more
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Total term positions
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Revolving positions
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Financing receivable, before Allowance for Credit Loss and Fee
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	0		0
Origination in current year-1	0		0
Origination in current year-2	0		0
Origination in current year-3	0		0
Origination in current year-4	0		0
Origination 5 years or more	0		0
Total term positions	0		0
Revolving positions	0		0
Other financial assets held at amortized cost, total	0		0
Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	0		0
Origination in current year-1	9		7
Origination in current year-2	0		0
Origination in current year-3	0		0
Origination in current year-4	0		47
Origination 5 years or more	29		0
Total term positions	38		54
Revolving positions	1,417		1,711
Other financial assets held at amortized cost, total	1,455		1,765
Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	0		0
Origination in current year-1	0		0
Origination in current year-2	0		0
Origination in current year-3	0		0
Origination in current year-4	0		0
Origination 5 years or more	0		0
Total term positions	0		0
Revolving positions	0		0
Other financial assets held at amortized cost, total	SFr 0		SFr 0